Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (63,040)	$ (85,534)	$ (181,636)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	72,572	77,308	68,529
Loss on disposal of assets	147	291	292
(Gain) loss on fair value remeasurement of contingent consideration	(1,024)	2,919	(218)
Stock-based compensation	54,475	35,318	89,839
Change in fair value of derivative warrant liabilities		534	(10,132)
Non-cash consideration, net	(2,283)	(684)	(426)
Non-cash interest expense, net		258	689
Non-cash lease expense	4,604	3,929	6,029
Gain on lease termination			(642)
Loss on lease abandonment			281
Amortization of contract cost	1,280	1,009	862
Deferred income taxes	(2,724)	(444)	(113)
Allowance for expected credit losses	1,630	2,518	2,186
Gain from equity method investment	(3,727)	(3,106)	(3,358)
Loss on abandonment of assets	0	11,226	0
Loss (gain) on foreign currency remeasurement	9,238	(5,571)	5,577
Changes in operating assets and liabilities
Accounts receivable	(15,860)	(32,489)	8,796
Contract assets	8,170	1,610	(19,491)
Prepaid expenses	(101)	(8,643)	(7,120)
Other current assets	(754)	1,156	4,986
Other assets	(1,014)	(1,495)	(2,122)
Accounts payable	(20,718)	22,065	15,743
Accrued expenses	22,841	(3,513)	7,147
Deferred revenue	27,603	906	14,939
Other current liabilities	(4,727)	(1,936)	12,519
Operating lease liabilities	(4,727)	(3,672)	(6,395)
Other liabilities		916	(10,216)
Net cash provided by (used in) operating activities	81,861	14,876	(3,455)
Cash flows from investing activities:
Purchases of property and equipment	(11,391)	(3,569)	(5,967)
Capitalization of internally developed software costs	(51,963)	(44,158)	(41,387)
Capitalization of installation costs	(902)
Distributions from (contributions to) equity method investments	1,561	1,555	(7,871)
Equity investments without readily determinable fair values			(150)
Purchases of intangible assets		(1,416)	(196)
Acquisition of business, net of cash acquired			(20)
Proceeds from disposal of assets	10	18	770
Net cash used in investing activities	(62,685)	(47,570)	(54,821)
Cash flows from financing activities:
Repayment of loans and mortgage	(22)	(21)	(21)
Proceeds from exercise of Public Warrants		6,812
Repayment of promissory notes	(7,575)	(7,387)
Net cash used in financing activities	(7,597)	(596)	(21)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,133)	63	(5,061)
Net increase (decrease) in cash, cash equivalents and restricted cash	9,446	(33,227)	(63,358)
Cash, cash equivalents and restricted cash at beginning of period	125,793	159,020	222,378
Cash, cash equivalents and restricted cash at end of period	135,239	125,793	159,020
Supplemental disclosure of cash activities:
Cash paid during the period for interest	1,224	8	798
Cash paid during the period for income taxes	$ 2,478	4,490	2,054
Supplemental disclosure of noncash investing and financing activities:
Acquisition of common shares by subsidiary in connection with warrant redemptions		17,653
Promissory notes arising from equity method investments			14,688
Issuance of common stock in connection with business combinations		$ 10,157	$ 17,452